Financial instruments (Details 1) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 19,215	$ 85,186
Financial assets at fair value through profit or loss	96,654	215,610
Financial assets	115,869	300,796
Financial liabilities at amortized cost	(437,244)	(989,051)
Financial liabilities at fair value through profit or loss	(121,585)	(70,302)
Financial liabilities	(558,829)	(1,059,353)
Financial liabilities at fair value through profit or loss	131,490	130,632
Interest Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(330,011)	(694,298)
Financial liabilities at fair value through profit or loss
Financial liabilities	(330,011)	(694,298)
Financial liabilities at fair value through profit or loss
Exchange differences [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(61,796)	(261,375)
Financial liabilities at fair value through profit or loss
Financial liabilities	(61,796)	(261,375)
Financial liabilities at fair value through profit or loss
Loss On Debt Restructuring [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(3,447)
Financial liabilities at fair value through profit or loss
Financial liabilities	(3,447)
Changes In Fair Value Of Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Financial liabilities at fair value through profit or loss	(121,585)
Financial liabilities	(121,585)	(70,302)
Financial liabilities at fair value through profit or loss		(70,302)
Other Financial Results [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(41,990)	(33,378)
Financial liabilities at fair value through profit or loss
Financial liabilities	(41,990)	(33,378)
Financial liabilities at fair value through profit or loss
Interest incomes [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	1,224	800
Financial assets at fair value through profit or loss
Financial assets	1,224	800
Exchange differences [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	17,991	84,386
Financial assets at fair value through profit or loss	29,766	71,751
Financial assets	47,757	156,137
Changes in fair value of financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	66,888	143,859
Financial assets	$ 66,888	$ 143,859